Earnings Per Share (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Weighted average shares outstanding	171.8	169.5	168.8
Dilutive effect of weighted average number of stock options	1.4	1.1	0.4
Weighted average diluted shares outstanding	173.2	170.6	169.2